SEXTANT GROWTH FUND | Sextant Mutual Funds
Sextant Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareowner Fees (fees paid directly from your investment)
Shareholder Fees - Sextant Growth Fund	SEXTANT GROWTH FUND Sextant Mutual Funds
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load) on redemptions	none
Maximum sales charge (load) on reinvested dividends	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	2.00%
Exchange fee	none
Maximum account fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sextant Growth Fund	SEXTANT GROWTH FUND Sextant Mutual Funds
Management Fee (varies with performance)	0.45%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.01%

Expenses Example

The example below is intended to help investors compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The example assumes an investor invests  $10,000 in the Growth Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

Expense Example - Sextant Growth Fund (USD $)	1 year	3 years	5 years	10 years
SEXTANT GROWTH FUND Sextant Mutual Funds	103	322	558	1,236

Portfolio Turnover Rate
During the most recent fiscal year, the Growth Fund's portfolio turnover rate was 16% of the average value of its portfolio. When consistent with best execution, the Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Principal Investment Strategies
The Growth Fund seeks capital growth by investing in common stocks of U.S. companies. The Growth Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Growth Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Growth Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size.
Principal Risks of Investing

The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The Growth Fund may invest in smaller companies, which involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

Performance
The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.

Annual Total Return

Best Quarter Q4 2001 17.0% Worst Quarter Q1 2001 -23.8%
Average Annual Total Returns for periods ended December 31, 2010
Average Annual Total Returns - Sextant Growth Fund SEXTANT GROWTH FUND Sextant Mutual Funds	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return before taxes	Return before taxes		11.84%	2.07%	3.32%
Return after taxes on distributions	Return after taxes on distributions		11.80%	1.95%	3.24%
Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares		7.75%	1.75%	2.86%
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Sextant International Fund | Sextant Mutual Funds
Sextant International Fund
Investment Objective
Long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareowner Fees (fees paid directly from your investment)
Shareholder Fees - Sextant International Fund	Sextant International Fund Sextant Mutual Funds
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load) on redemptions	none
Maximum sales charge (load) on reinvested dividends	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	2.00%
Exchange fee	none
Maximum account fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sextant International Fund	Sextant International Fund Sextant Mutual Funds
Management Fee (varies with performance)	0.59%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.03%

Expenses Example

The example below is intended to help investors compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The example assumes an investor invests  $10,000 in the International Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

Expense Example - Sextant International Fund (USD $)	1 year	3 years	5 years	10 years
Sextant International Fund Sextant Mutual Funds	105	328	569	1,259

Portfolio Turnover Rate
During the most recent fiscal year, the International Fund's portfolio turnover rate was 2% of the average value of its portfolio. When consistent with best execution, the Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Principal Investment Strategies
The International Fund diversifies its investments among many countries, favoring those with mature markets (such as Europe and Canada). The Fund invests at least 65% of its assets in companies with their headquarters and major assets and earnings outside the U.S. The International Fund diversifies its investments across industries, companies, and countries. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. There is no restriction on the size of companies in which the Fund invests, but it favors larger and more established firms.
Principal Risks of Investing

The value of International Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

The International Fund involves risks not typically associated with investing in U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. Investing in smaller companies may involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.

Performance
The following bar chart and table provide an indication of the risks of investing in the International Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.

Annual Total Return

Best Quarter Q4 2003 20.3% Worst Quarter Q3 2002 -25.1%
Average Annual Total Returns for periods ended December 31, 2010
Average Annual Total Returns - Sextant International Fund Sextant International Fund Sextant Mutual Funds	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return before taxes	Return before taxes		11.64%	7.47%	6.81%
Return after taxes on distributions	Return after taxes on distributions		11.43%	7.30%	6.67%
Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares		7.80%	6.44%	5.95%
NYSE Arca International Market Index	NYSE Arca International Market Index	(reflects no deduction for fees, expenses or taxes)	4.19%	3.55%	3.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Sextant Core Fund | Sextant Mutual Funds
Sextant Core Fund
Investment Objective
Long-term appreciation and
capital preservation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Fund.
Shareowner Fees (fees paid directly from your investment)
Shareholder Fees - Sextant Core Fund	Sextant Core Fund Sextant Mutual Funds
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load) on redemptions	none
Maximum sales charge (load) on reinvested dividends	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	2.00%
Exchange fee	none
Maximum account fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sextant Core Fund	Sextant Core Fund Sextant Mutual Funds
Management Fee (varies with performance)	0.45%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.21%

Expenses Example

The example below is intended to help investors compare the cost of investing in the Core Fund with the cost of investing in other mutual funds.

The example assumes an investor invests  $10,000 in the Core Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

Expense Example - Sextant Core Fund (USD $)	1 year	3 years	5 years	10 years
Sextant Core Fund Sextant Mutual Funds	123	384	665	1,466

Portfolio Turnover Rate
During the most recent fiscal year, the Core Fund's portfolio turnover rate was 13% of the average value of its portfolio. When consistent with best execution, the Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Principal Investment Strategies
The Core Fund invests in a mix of equity and debt securities. It normally invests 40% of its assets in equity securities of U.S. companies, 20% in foreign equity securities, 25% in investment-grade debt securities with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash. The Core Fund follows a value investment style, favoring income-producing securities of larger, more seasoned companies.
Principal Risks of Investing

The value of Core Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

The Fund involves the risks of both equity and debt investing, although it seeks to mitigate these risks through a widely diversified portfolio that includes domestic stocks, foreign stocks, short and long-term bonds, and money market instruments. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged. International investing involves risks not normally associated with U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price.

Performance
The following bar chart and table provide an indication of the risks of investing in the Core Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.

Annual Total Return

Best Quarter Q2 2009 9.8% Worst Quarter Q4 2008 -9.2%
Average Annual Total Returns for periods ended December 31, 2010
Average Annual Total Returns - Sextant Core Fund Sextant Core Fund Sextant Mutual Funds	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return before taxes	Return before taxes		8.61%
Return after taxes on distributions	Return after taxes on distributions		8.17%
Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares		5.72%
Dow Jones Moderate Portfolio Index	Dow Jones Moderate Portfolio Index	(reflects no deduction for fees, expenses or taxes)	13.84%	5.09%	6.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Sextant Short-Term Bond Fund | Sextant Mutual Funds
Sextant Short-Term Bond Fund
Investment Objective
Capital preservation and
current income.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.
Shareowner Fees (fees paid directly from your investment)
Shareholder Fees - Sextant Short-Term Bond Fund	Sextant Short-Term Bond Fund Sextant Mutual Funds
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load) on redemptions	none
Maximum sales charge (load) on reinvested dividends	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	2.00%
Exchange fee	none
Maximum account fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sextant Short-Term Bond Fund		Sextant Short-Term Bond Fund Sextant Mutual Funds
Management Fee (varies with performance)		0.46%
Distribution (12b-1) Fee		0.25%
Other Expense		0.63%
Total Annual Fund Operating Expenses		1.34%
Fee Waiver and Expense Reimbursement		0.59%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[1]	0.75%
[1]	The adviser has committed through March 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75% The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

Expenses Example

The example below is intended to help investors compare the cost of investing in the Short-Term Bond Fund with the cost of investing in other mutual funds.

The example assumes an investor invests  $10,000 in the Short-Term Bond Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

Expense Example - Sextant Short-Term Bond Fund (USD $)	1 year	3 years	5 years	10 years
Sextant Short-Term Bond Fund Sextant Mutual Funds	136	425	734	1,613

Portfolio Turnover Rate
During the most recent fiscal year, the Short-Term Bond Fund's portfolio turnover rate was 27% of the average value of its portfolio. The Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Principal Investment Strategies
The Short-Term Bond Fund invests at least 80% of its assets in short-term bonds. Under normal circumstances the Fund's dollar-weighted average maturity does not exceed three years. The Short-Term Bond Fund invests at least 65% of assets in bonds rated within the three highest grades (AAA, AA or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (BBB).
Principal Risks of Investing

The value of Short-Term Bond Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the industries and companies in which the Fund invests.

The risks inherent in the Short-Term Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities, such as those held by the Short-Term Bond Fund. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Performance
The following bar chart and table provide an indication of the risks of investing in the Short-Term Bond Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future. Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.
Annual Total Return

Best Quarter Q3 2001 3.7% Worst Quarter Q2 2004 -1.1%
Average Annual Total Returns for periods ended December 31, 2010
Average Annual Total Returns - Sextant Short-Term Bond Fund Sextant Short-Term Bond Fund Sextant Mutual Funds	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return before taxes	Return before taxes		3.20%	4.22%	4.12%
Return after taxes on distributions	Return after taxes on distributions		2.35%	3.04%	2.68%
Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares		2.19%	2.84%	2.41%
Citigroup Government/Corporate 1-3 Index	Citigroup Government/Corporate 1-3 Index	(reflects no deduction for fees, expenses or taxes)	2.75%	4.53%	4.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Sextant Bond Income Fund | Sextant Mutual Funds
Sextant Bond Income Fund
Investment Objective
Current income.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Bond Income Fund.
Shareowner Fees (fees paid directly from your investment)
Shareholder Fees - Sextant Bond Income Fund	Sextant Bond Income Fund Sextant Mutual Funds
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load) on redemptions	none
Maximum sales charge (load) on reinvested dividends	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	2.00%
Exchange fee	none
Maximum account fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sextant Bond Income Fund		Sextant Bond Income Fund Sextant Mutual Funds
Management Fee (varies with performance)		0.46%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.53%
Total Annual Fund Operating Expenses		1.24%
Fee Waiver and Expense Reimbursement		0.34%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[1]	0.90%
[1]	The adviser has committed through March 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

Expenses Example

The example below is intended to help investors compare the cost of investing in the Bond Income Fund with the cost of investing in other mutual funds.

The example assumes an investor invests  $10,000 in the Bond Income Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

Expense Example - Sextant Bond Income Fund (USD $)	1 year	3 years	5 years	10 years
Sextant Bond Income Fund Sextant Mutual Funds	126	393	681	1,500

Portfolio Turnover Rate
During the most recent fiscal year, the Bond Income Fund's portfolio turnover rate was 10% of the average value of its portfolio. The Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Principal Investment Strategies
The Bond Income Fund invests at least 80% of its assets in bonds. Under normal circumstances the Fund maintains a dollar-weighted average maturity of ten years or more. The Fund invests at least 65% of assets in bonds rated within the three highest grades (AAA, AA or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (BBB).
Principal Risks of Investing

The value of Bond Income Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the industries and companies in which the Fund invests.

The risks inherent in the Bond Income Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Bond Income Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Performance
The following bar chart and table provide an indication of the risks of investing in the Bond Income Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future. Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.
Annual Total Return

Best Quarter Q3 2002 5.9% Worst Quarter Q2 2004 -3.6%
Average Annual Total Returns for periods ended December 31, 2010
Average Annual Total Returns - Sextant Bond Income Fund Sextant Bond Income Fund Sextant Mutual Funds	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return before taxes	Return before taxes		5.85%	4.56%	5.46%
Return after taxes on distributions	Return after taxes on distributions		4.43%	2.93%	3.69%
Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares		3.76%	2.75%	3.32%
Citigroup Broad Investment Grade Index	Citigroup Broad Investment Grade Index	(reflects no deduction for fees, expenses or taxes)	6.30%	5.97%	5.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Idaho Tax-Exempt Fund | Prospectus Idaho Tax-Exempt Fund
Idaho Tax-Exempt Fund
Investment Objective
Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes, with a secondary objective of capital preservation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareowner Fees (fees paid directly from your investment)
Shareholder Fees - Idaho Tax-Exempt Fund	Idaho Tax-Exempt Fund Prospectus Idaho Tax-Exempt Fund
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load) on redemptions	none
Maximum sales charge (load) on reinvested dividends	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	2.00%
Exchange fee	none
Maximum account fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Idaho Tax-Exempt Fund	Idaho Tax-Exempt Fund Prospectus Idaho Tax-Exempt Fund
Management Fee	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Annual Fund Operating Expenses	0.74%

Expenses Example

The example below is intended to help investors compare the cost of investing in Idaho Tax-Exempt Fund with the cost of investing in other mutual funds.

The example assumes an investor invests  $10,000 in the Idaho Tax-Exempt Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

Expense Example - Idaho Tax-Exempt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Idaho Tax-Exempt Fund Prospectus Idaho Tax-Exempt Fund	76	237	411	918

Portfolio Turnover Rate
During the most recent fiscal year, the Idaho Tax-Exempt Fund's portfolio turnover rate was 2% of the average value of its portfolio. The Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Principal Investment Strategies

Idaho Tax-Exempt Fund invests in debt securities issued by the State of Idaho and its political subdivisions. These municipal bonds, notes and commercial paper may be in various forms, including general obligation bonds, revenue bonds, mortgage bonds, certificates of participation, local improvement district bonds, and refunding bonds.

At least 40% of bonds that the Fund buys must be rated "A" or equivalent at the time of purchase by a national bond rating agency. The Fund may also invest in non-rated bonds if they are of equivalent quality in the opinion of the adviser. Factors used in bond evaluations include such information as the bond district's financial position, population size, employment trends, economic activity and diversification. The portfolio's dollar-weighted average effective maturity is expected to range between 6 and 15 years. Under normal circumstances, at least 80% of assets are invested in debt securities generating income exempt from both federal and Idaho income tax.

Principal Risks of Investing

The value of Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with fluctuations in the securities markets as well as the fortunes of the industries and municipalities in which the Fund invests.

Idaho Tax-Exempt Fund risks depend primarily on the terms and quality of the obligations in the Fund’s portfolio, as well as on market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities.

The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk. If a security held by the Fund defaults on payment of interest or principal, the Fund’s income, ability to preserve capital, and liquidity would all be adversely affected.

Fund investments are susceptible to factors adversely affecting Idaho, such as political, economic and financial trends unique to this relatively small state. Investing only in Idaho bonds means that the Fund’s investments are more concentrated than other mutual funds, and relatively few bond price changes may lead to underperformance compared to investments selected in greater number and/or from a wider universe.

The Fund is vulnerable to income tax rate changes, either at the Idaho or federal level, since part of municipal securities’ value is derived from the recipient’s ability to exclude interest payments from taxation.

Performance
The following bar chart and table provide an indication of the risks of investing in the Idaho Tax-Exempt Fund by showing performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.idahotaxexemptfund.com.

Annual Total Return

Best Quarter Q1 2009 4.8% Worst Quarter Q3 2008 -4.0%
Average Annual Total Returns for periods ended December 31, 2010
Average Annual Total Returns - Idaho Tax Exempt Fund Idaho Tax-Exempt Fund Prospectus Idaho Tax-Exempt Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return before taxes	Return before taxes		1.86%	3.65%	3.93%
Return after taxes on distributions	Return after taxes on distributions		1.86%	3.64%	3.92%
Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares		1.81%	3.38%	3.37%
S&P Idaho Municipal Index	S&P Idaho Municipal Index	(reflects no deduction for fees, expenses or taxes)	2.40%	4.10%	5.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000811860
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 25, 2011
Prospectus Date	rr_ProspectusDate	Mar 25, 2011
SEXTANT GROWTH FUND | Sextant Mutual Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Fees and Expenses	sit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareowner Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) on redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	rr_RedemptionFeeOverRedemption	2.00%
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (varies with performance)	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expenses Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expenses Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help investors compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The example assumes an investor invests  $10,000 in the Growth Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	1,236
Portfolio Turnover Rate	sit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	During the most recent fiscal year, the Growth Fund's portfolio turnover rate was 16% of the average value of its portfolio. When consistent with best execution, the Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Growth Fund seeks capital growth by investing in common stocks of U.S. companies. The Growth Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Growth Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Growth Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Growth Fund seeks capital growth by investing in common stocks of U.S. companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The Growth Fund may invest in smaller companies, which involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Performance	sit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantmutualfunds.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
2001	rr_AnnualReturn2001	(11.99%)
2002	rr_AnnualReturn2002	(18.37%)
2003	rr_AnnualReturn2003	26.16%
2004	rr_AnnualReturn2004	16.44%
2005	rr_AnnualReturn2005	18.63%
2006	rr_AnnualReturn2006	8.17%
2007	rr_AnnualReturn2007	9.91%
2008	rr_AnnualReturn2008	(31.93%)
2009	rr_AnnualReturn2009	22.38%
2010	rr_AnnualReturn2010	11.84%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q4 2001 17.0% Worst Quarter Q1 2001 -23.8%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.80%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
SEXTANT GROWTH FUND | Sextant Mutual Funds | Return before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	3.32%
SEXTANT GROWTH FUND | Sextant Mutual Funds | Return after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	11.80%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	3.24%
SEXTANT GROWTH FUND | Sextant Mutual Funds | Return after taxes on distributions and sale of Fund shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	2.86%
SEXTANT GROWTH FUND | Sextant Mutual Funds | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Sextant International Fund | Sextant Mutual Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Fees and Expenses	sit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareowner Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) on redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	rr_RedemptionFeeOverRedemption	2.00%
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (varies with performance)	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expenses Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expenses Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help investors compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The example assumes an investor invests  $10,000 in the International Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	569
10 years	rr_ExpenseExampleYear10	1,259
Portfolio Turnover Rate	sit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	During the most recent fiscal year, the International Fund's portfolio turnover rate was 2% of the average value of its portfolio. When consistent with best execution, the Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The International Fund diversifies its investments among many countries, favoring those with mature markets (such as Europe and Canada). The Fund invests at least 65% of its assets in companies with their headquarters and major assets and earnings outside the U.S. The International Fund diversifies its investments across industries, companies, and countries. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. There is no restriction on the size of companies in which the Fund invests, but it favors larger and more established firms.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 65% of its assets in companies with their headquarters and major assets and earnings outside the U.S.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of International Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

The International Fund involves risks not typically associated with investing in U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. Investing in smaller companies may involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of International Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Performance	sit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the International Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the International Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantmutualfunds.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
2001	rr_AnnualReturn2001	(14.77%)
2002	rr_AnnualReturn2002	(22.82%)
2003	rr_AnnualReturn2003	49.54%
2004	rr_AnnualReturn2004	17.40%
2005	rr_AnnualReturn2005	16.75%
2006	rr_AnnualReturn2006	22.02%
2007	rr_AnnualReturn2007	16.76%
2008	rr_AnnualReturn2008	(27.02%)
2009	rr_AnnualReturn2009	23.49%
2010	rr_AnnualReturn2010	11.64%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q4 2003 20.3% Worst Quarter Q3 2002 -25.1%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.10%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Sextant International Fund | Sextant Mutual Funds | Return before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	11.64%
5 Years	rr_AverageAnnualReturnYear05	7.47%
10 Years	rr_AverageAnnualReturnYear10	6.81%
Sextant International Fund | Sextant Mutual Funds | Return after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	11.43%
5 Years	rr_AverageAnnualReturnYear05	7.30%
10 Years	rr_AverageAnnualReturnYear10	6.67%
Sextant International Fund | Sextant Mutual Funds | Return after taxes on distributions and sale of Fund shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	6.44%
10 Years	rr_AverageAnnualReturnYear10	5.95%
Sextant International Fund | Sextant Mutual Funds | NYSE Arca International Market Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	NYSE Arca International Market Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Sextant Core Fund | Sextant Mutual Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term appreciation and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	capital preservation.
Fees and Expenses	sit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Fund.
Shareowner Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) on redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	rr_RedemptionFeeOverRedemption	2.00%
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (varies with performance)	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expenses Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expenses Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help investors compare the cost of investing in the Core Fund with the cost of investing in other mutual funds.

The example assumes an investor invests  $10,000 in the Core Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

1 year	rr_ExpenseExampleYear01	123
3 years	rr_ExpenseExampleYear03	384
5 years	rr_ExpenseExampleYear05	665
10 years	rr_ExpenseExampleYear10	1,466
Portfolio Turnover Rate	sit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	During the most recent fiscal year, the Core Fund's portfolio turnover rate was 13% of the average value of its portfolio. When consistent with best execution, the Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Core Fund invests in a mix of equity and debt securities. It normally invests 40% of its assets in equity securities of U.S. companies, 20% in foreign equity securities, 25% in investment-grade debt securities with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash. The Core Fund follows a value investment style, favoring income-producing securities of larger, more seasoned companies.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	It normally invests 40% of its assets in equity securities of U.S. companies, 20% in foreign equity securities, 25% in investment-grade debt securities with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of Core Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

The Fund involves the risks of both equity and debt investing, although it seeks to mitigate these risks through a widely diversified portfolio that includes domestic stocks, foreign stocks, short and long-term bonds, and money market instruments. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged. International investing involves risks not normally associated with U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of Core Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Performance	sit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Core Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Core Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare to those of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantmutualfunds.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
2007	rr_AnnualReturn2007	7.51%
2008	rr_AnnualReturn2008	(20.78%)
2009	rr_AnnualReturn2009	19.60%
2010	rr_AnnualReturn2010	8.61%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 2009 9.8% Worst Quarter Q4 2008 -9.2%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.20%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Sextant Core Fund | Sextant Mutual Funds | Return before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	8.61%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Sextant Core Fund | Sextant Mutual Funds | Return after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	8.17%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Sextant Core Fund | Sextant Mutual Funds | Return after taxes on distributions and sale of Fund shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Sextant Core Fund | Sextant Mutual Funds | Dow Jones Moderate Portfolio Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Moderate Portfolio Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.84%
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	6.00%
Sextant Short-Term Bond Fund | Sextant Mutual Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant Short-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital preservation and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income.
Fees and Expenses	sit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.
Shareowner Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) on redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	rr_RedemptionFeeOverRedemption	2.00%
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The adviser has committed through March 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75% The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.
Management Fee (varies with performance)	rr_ManagementFeesOverAssets	0.46%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.59%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
Expenses Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expenses Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help investors compare the cost of investing in the Short-Term Bond Fund with the cost of investing in other mutual funds.

The example assumes an investor invests  $10,000 in the Short-Term Bond Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

1 year	rr_ExpenseExampleYear01	136
3 years	rr_ExpenseExampleYear03	425
5 years	rr_ExpenseExampleYear05	734
10 years	rr_ExpenseExampleYear10	1,613
Portfolio Turnover Rate	sit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	During the most recent fiscal year, the Short-Term Bond Fund's portfolio turnover rate was 27% of the average value of its portfolio. The Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Short-Term Bond Fund invests at least 80% of its assets in short-term bonds. Under normal circumstances the Fund's dollar-weighted average maturity does not exceed three years. The Short-Term Bond Fund invests at least 65% of assets in bonds rated within the three highest grades (AAA, AA or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (BBB).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Short-Term Bond Fund invests at least 80% of its assets in short-term bonds.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of Short-Term Bond Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the industries and companies in which the Fund invests.

The risks inherent in the Short-Term Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities, such as those held by the Short-Term Bond Fund. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of Short-Term Bond Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Performance	sit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Short-Term Bond Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future. Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Short-Term Bond Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantmutualfunds.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
2001	rr_AnnualReturn2001	7.59%
2002	rr_AnnualReturn2002	6.93%
2003	rr_AnnualReturn2003	3.51%
2004	rr_AnnualReturn2004	0.96%
2005	rr_AnnualReturn2005	1.27%
2006	rr_AnnualReturn2006	3.86%
2007	rr_AnnualReturn2007	5.79%
2008	rr_AnnualReturn2008	1.88%
2009	rr_AnnualReturn2009	6.43%
2010	rr_AnnualReturn2010	3.20%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 2001 3.7% Worst Quarter Q2 2004 -1.1%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.10%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Sextant Short-Term Bond Fund | Sextant Mutual Funds | Return before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Sextant Short-Term Bond Fund | Sextant Mutual Funds | Return after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	2.35%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	2.68%
Sextant Short-Term Bond Fund | Sextant Mutual Funds | Return after taxes on distributions and sale of Fund shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	2.19%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	2.41%
Sextant Short-Term Bond Fund | Sextant Mutual Funds | Citigroup Government/Corporate 1-3 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup Government/Corporate 1-3 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Sextant Bond Income Fund | Sextant Mutual Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant Bond Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income.
Fees and Expenses	sit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Bond Income Fund.
Shareowner Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) on redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	rr_RedemptionFeeOverRedemption	2.00%
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The adviser has committed through March 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.
Management Fee (varies with performance)	rr_ManagementFeesOverAssets	0.46%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
Expenses Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expenses Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help investors compare the cost of investing in the Bond Income Fund with the cost of investing in other mutual funds.

The example assumes an investor invests  $10,000 in the Bond Income Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

1 year	rr_ExpenseExampleYear01	126
3 years	rr_ExpenseExampleYear03	393
5 years	rr_ExpenseExampleYear05	681
10 years	rr_ExpenseExampleYear10	1,500
Portfolio Turnover Rate	sit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	During the most recent fiscal year, the Bond Income Fund's portfolio turnover rate was 10% of the average value of its portfolio. The Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Bond Income Fund invests at least 80% of its assets in bonds. Under normal circumstances the Fund maintains a dollar-weighted average maturity of ten years or more. The Fund invests at least 65% of assets in bonds rated within the three highest grades (AAA, AA or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (BBB).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Bond Income Fund invests at least 80% of its assets in bonds.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of Bond Income Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the industries and companies in which the Fund invests.

The risks inherent in the Bond Income Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Bond Income Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of Bond Income Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Performance	sit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Bond Income Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future. Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Bond Income Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantmutualfunds.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
2001	rr_AnnualReturn2001	9.38%
2002	rr_AnnualReturn2002	13.59%
2003	rr_AnnualReturn2003	3.78%
2004	rr_AnnualReturn2004	4.51%
2005	rr_AnnualReturn2005	1.07%
2006	rr_AnnualReturn2006	3.04%
2007	rr_AnnualReturn2007	5.42%
2008	rr_AnnualReturn2008	(0.77%)
2009	rr_AnnualReturn2009	9.52%
2010	rr_AnnualReturn2010	5.85%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 2002 5.9% Worst Quarter Q2 2004 -3.6%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.60%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Sextant Bond Income Fund | Sextant Mutual Funds | Return before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	5.85%
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Sextant Bond Income Fund | Sextant Mutual Funds | Return after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	4.43%
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	3.69%
Sextant Bond Income Fund | Sextant Mutual Funds | Return after taxes on distributions and sale of Fund shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	3.76%
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Sextant Bond Income Fund | Sextant Mutual Funds | Citigroup Broad Investment Grade Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup Broad Investment Grade Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	5.95%
Idaho Tax-Exempt Fund | Prospectus Idaho Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Idaho Tax-Exempt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital preservation.
Fees and Expenses	sit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareowner Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) on redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	rr_RedemptionFeeOverRedemption	2.00%
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (varies with performance)	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expenses Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expenses Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help investors compare the cost of investing in Idaho Tax-Exempt Fund with the cost of investing in other mutual funds.

The example assumes an investor invests  $10,000 in the Idaho Tax-Exempt Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	918
Portfolio Turnover Rate	sit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	During the most recent fiscal year, the Idaho Tax-Exempt Fund's portfolio turnover rate was 2% of the average value of its portfolio. The Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Idaho Tax-Exempt Fund invests in debt securities issued by the State of Idaho and its political subdivisions. These municipal bonds, notes and commercial paper may be in various forms, including general obligation bonds, revenue bonds, mortgage bonds, certificates of participation, local improvement district bonds, and refunding bonds.

At least 40% of bonds that the Fund buys must be rated "A" or equivalent at the time of purchase by a national bond rating agency. The Fund may also invest in non-rated bonds if they are of equivalent quality in the opinion of the adviser. Factors used in bond evaluations include such information as the bond district's financial position, population size, employment trends, economic activity and diversification. The portfolio's dollar-weighted average effective maturity is expected to range between 6 and 15 years. Under normal circumstances, at least 80% of assets are invested in debt securities generating income exempt from both federal and Idaho income tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of assets are invested in debt securities generating income exempt from both federal and Idaho income tax.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with fluctuations in the securities markets as well as the fortunes of the industries and municipalities in which the Fund invests.

Idaho Tax-Exempt Fund risks depend primarily on the terms and quality of the obligations in the Fund’s portfolio, as well as on market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities.

The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk. If a security held by the Fund defaults on payment of interest or principal, the Fund’s income, ability to preserve capital, and liquidity would all be adversely affected.

Fund investments are susceptible to factors adversely affecting Idaho, such as political, economic and financial trends unique to this relatively small state. Investing only in Idaho bonds means that the Fund’s investments are more concentrated than other mutual funds, and relatively few bond price changes may lead to underperformance compared to investments selected in greater number and/or from a wider universe.

The Fund is vulnerable to income tax rate changes, either at the Idaho or federal level, since part of municipal securities’ value is derived from the recipient’s ability to exclude interest payments from taxation.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Performance	sit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Idaho Tax-Exempt Fund by showing performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.idahotaxexemptfund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Idaho Tax-Exempt Fund by showing performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month-end and quarter-end are available on www.idahotaxexemptfund.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.idahotaxexemptfund.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
2001	rr_AnnualReturn2001	4.16%
2002	rr_AnnualReturn2002	9.01%
2003	rr_AnnualReturn2003	4.03%
2004	rr_AnnualReturn2004	2.44%
2005	rr_AnnualReturn2005	1.61%
2006	rr_AnnualReturn2006	3.87%
2007	rr_AnnualReturn2007	3.81%
2008	rr_AnnualReturn2008	(1.01%)
2009	rr_AnnualReturn2009	10.03%
2010	rr_AnnualReturn2010	1.86%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q1 2009 4.8% Worst Quarter Q3 2008 -4.0%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Idaho Tax-Exempt Fund | Prospectus Idaho Tax-Exempt Fund | Return before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Idaho Tax-Exempt Fund | Prospectus Idaho Tax-Exempt Fund | Return after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Idaho Tax-Exempt Fund | Prospectus Idaho Tax-Exempt Fund | Return after taxes on distributions and sale of Fund shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	3.37%
Idaho Tax-Exempt Fund | Prospectus Idaho Tax-Exempt Fund | S&P Idaho Municipal Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Idaho Municipal Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Years	rr_AverageAnnualReturnYear05	4.10%
10 Years	rr_AverageAnnualReturnYear10	5.21%

[1]	The adviser has committed through March 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75% The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.
[2]	The adviser has committed through March 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.